Shareholder Report, Holdings (Details)	Jun. 30, 2025
Share Class SL | Repurchase Agreements 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Share Class SL | Government Securities 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Share Class SL | Discount Notes 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class SL | Total Net Assets 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%
Share Class I | Repurchase Agreements 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Share Class I | Government Securities 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Share Class I | Discount Notes 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I | Total Net Assets 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%